Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related party transactions

45.	Related party transactions

The Bank's related parties include, in addition to its subsidiaries, affiliates, and jointly-controlled entities, the key management personnel of the Bank and entities over which such key management personnel may exert significant influence.

Santander has a Related-Party Transactions Policy approved by the Board of Directors, designed to ensure that all transactions covered by the policy are conducted in the best interests of Banco Santander and its shareholders. This policy grants the Board of Directors the authority to approve certain transactions. Additionally, the established rules apply to all employees and administrators of Banco Santander and its subsidiaries.

Transactions and compensation for services involving related parties are conducted in the ordinary course of business and on arm's length terms, encompassing interest rates, terms, and guarantees, without entailing higher collection risks than usual or presenting any additional disadvantages.

a) Compensation of Key Management Personnel

For the period from January to December of 2024, management proposed a total remuneration for the administrators (Board of Directors and Executive Board) of up to R$500,000,000 (five hundred million reais), encompassing fixed, variable, and stock-based compensation. This proposal underwent consideration at the Ordinary General Meeting (OGM) held on April 26, 2024.

i) Long and short-term benefits

The Bank, in line with Banco Santander Spain and other subsidiaries globally within the Santander Group, maintains long-term compensation programs that are tied to the market performance of its share price, contingent upon the achievement of specified targets.

The table below presents the Salaries and Fees of the Board of Directors and Executive Management:

Thousand of Reais	2024	2023	2022

Fixed Compensation	127,341	132,276	115,680
Variable Compensation - in cash	110,111	126,181	117,730
Variable Compensation - in shares	94,787	91,306	87,702
Others	111,000	79,229	61,294
Total Short-Term Benefits	443,239	428,992	382,406
Variable Compensation - in cash	113,766	99,506	95,398
Variable Compensation - in shares	102,388	96,361	99,827
Total Long-Term Benefits	216,154	195,867	195,225
Total	659,393	624,859	577,631

Additionally, in the fiscal year ended December 31, 2024, charges were collected on management remuneration in the amount of R$43,124 (2023 - R$40,863 and 2022 - R$36,747).

ii) Contract termination

The termination of the employment agreement with Administrators, due to non-compliance with obligations or at the initiative of the contracted party, does not confer any right to financial compensation, and their accrued benefits will be discontinued.

b) Loan operations

In accordance with current legislation, no loans or advances are granted when involving the following:

I - Officers, Board of Directors and Audit Committee members, as well as their respective spouses and second-degree relatives;

II - Individuals or legal entities holding an interest in Banco Santander's capital exceeding 10%;

III - Legal entities in which Banco Santander holds a capital interest exceeding 10%; and

IV - Legal entities, whose capital is held by more than 10%, any of the directors, members of the Board of Directors and the Audit Committee or administrators of the financial institution itself, as well as their spouses and respective relatives, up to the second degree.

c) Ownership interest

The table below presents the direct equity interests (ordinary and preference shares) as of December 31, 2024, December 2023 and 2022.

	2024
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	—	—%	2,696	—%
Directors (*)	2,828	0.1%	2,828	0.1%	5,656	0.1%
Others	356,245	9.3%	384,050	10.4%	740,295	9.9%
Total	3,799,243	99.5%	3,660,385	99.5%	7,459,628	99.5%
Treasury shares	19,452	0.5%	19,452	0.5%	38,904	0.5%
Total	3,818,695	100.0%	3,679,837	100.0%	7,498,532	100.0%
Free Float (2)	356,245	9.3%	384,050	10.4%	740,295	9.9%

	2023
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	—	—%	2,696	—%
Directors (*)	3,184	0.1%	3,184	0.1%	6,368	0.1%
Others	348,148	9.1%	375,952	10.2%	724,100	9.8%
Total	3,791,502	99.3%	3,652,643	99.3%	7,444,145	99.3%
Treasury shares	27,193	0.7%	27,193	0.7%	54,386	0.7%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	348,148	9.1%	375,952	10.2%	724,100	9.7%

	2022
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	—	—%	2,696	—%
Administrators (*)	4,444	0.1%	4,444	0.1%	8,888	0.1%
Others	342,919	9.0%	370,723	10.1%	713,642	9.6%
Total	3,787,533	99.2%	3,648,674	99.2%	7,436,207	99.2%
Treasury shares	31,162	0.8%	31,162	0.8%	62,324	0.8%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	342,919	9.0%	370,723	10.1%	713,642	9.5%
(1)	Companies of the Santander Spain Group.
(2)	Comprised of Employees and Others.
(*)	None of the members of the Board of Directors and Executive Board holds 1.0% or more of any class of shares.

d) Related-party transactions

The following table presents the transactions that occurred between the group's companies:

	Parent (1) (4)		Joint-controlled companies and Other Related Party (2) (4)		Key Management Personnel (3)		Total

	2024	2023	2024	2023	2024	2023	2024	2023
Assets	18,182,830	18,816,451	28,222,527	24,551,973	58,891	36,813	46,464,248	43,405,237
Derivatives Measured At Fair Value Through Profit Or Loss, Net	(333,181)	4,483,269	-	-	-	-	(333,181)	4,483,269
Debt Instruments	-	-	67,071	497,304	-	-	67,071	497,304
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	18,514,514	14,331,685	385,458	147,443	-	-	18,899,972	14,479,128
Loans and other values with customers	-	-	27,571,123	23,747,834	36,420	23,463	27,607,543	23,771,297
Other Assets	1,497	1,497	198,875	159,392	-	-	200,372	160,889
Warranties and Limits	-	-	-	-	22,471	13,350	22,471	13,350
Liabilities	(304,650)	(11,147,364)	(10,423,148)	(8,987,115)	(618,068)	(407,621)	(11,345,866)	(20,542,100)
Deposits from credit institutions	(11,181)	(5,030,951)	(596,956)	(227,688)	-	-	(608,137)	(5,258,639)
Securities	-	-	(519,000)	(150,000)	(39,904)	(76,365)	(558,904)	(226,365)
Customer deposits	-	-	(1,946,618)	(1,375,954)	(29,246)	(26,553)	(1,975,864)	(1,402,507)
Other financial liabilities - Dividends and interest on equity payable	-	-	(7,268,606)	(7,186,249)	-	-	(7,268,606)	(7,186,249)
Other Liabilities	(293,469)	(195)	(91,968)	(47,224)	(548,918)	(304,703)	(934,355)	(352,122)
Debt Instruments Eligible for Capital	-	(6,116,218)	-	-	-	-	-	(6,116,218)

	2024	2023	2024	2023	2024	2023	2024	2023
Income	(2,790,659)	1,311,196	1,810,374	1,371,735	(665,054)	(618,470)	(1,645,339)	2,064,461
Interest and similar income - Loans and amounts due from credit institutions	268,957	349,749	45,881	155,654	314	2,835	315,152	508,238
Warranties and Limits	-	-	-	-	25	16,276	25	16,276
Interest expense and similar charges	(625,820)	(871,324)	(149,293)	(261,360)	(665,501)	(638,304)	(1,440,614)	(1,770,988)
Fee and commission income (expense)	(5,344)	(12,674)	2,391,649	1,869,898	-	454	2,386,305	1,857,678
Gains (losses) on financial assets and liabilities and exchange differences (net)	(2,157,771)	2,056,710	(1,232)	(548)	108	269	(2,158,895)	2,056,431
Other operating income (expenses)	-	-	326,301	227,882	-	-	326,301	227,882
Administrative expenses and amortization	(270,681)	(211,265)	(642,983)	(459,842)	-	-	(913,664)	(671,107)
Profit from disposal of assets not classified as non-current assets held for sale	-	-	(159,949)	(159,949)	-	-	(159,949)	(159,949)
(1)	Parent - Banco Santander is indirectly controlled by Banco Santander Spain (note 1) through its subsidiaries GES and Sterrebeeck B.V.
(2)	Related entities as disclosed in note 11.
(3)	Refers to the recording in clearing accounts of Guarantees and Limits on credit operations, Provisions and Result of variable remuneration with Key Management Personnel.
(4)	To improve the presentation of certain transactions with related parties, some balances in the comparison as of December 31, 2023 were remeasured.